Share-Based Compensation Expense and Related Tax Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 12,534	$ 10,484	$ 9,315
Tax benefit	(2,690)	(2,154)	(2,113)
Total	9,844	8,330	7,202
Operating expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	4,650	3,131	2,087
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 7,884	$ 7,353	$ 7,228